Note 12 - General and Administrative - Components of General and Administrative Expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD ($)
Statement Line Items [Line Items]
General and administrative excluding salaries	$ 2,610	$ 2,566		$ 3,377
Salaries	2,290	2,334		2,246
Stock-based compensation	602	1,459		2,317
Depreciation of equipment and amortization	50	80		52
General and administrative	$ 5,552	$ 6,439	$ 8,344	$ 7,992	$ 9,845